Consolidated Investment Products Consolidated Investment Products (Level 3 Valuation Techniques) (Details) In Millions, unless otherwise specified																								12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Fair Value [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] USD ($)	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2011 Real Estate Investment [Member] USD ($)	Dec. 31, 2012 Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2011 Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2012 Private Equity Funds [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2011 Private Equity Funds [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] Fair Value [Member] USD ($)	Dec. 31, 2011 Asset-backed Securities [Member] Fair Value [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2011 Asset-backed Securities [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2012 Cash Flow Hedging [Member] Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Minimum [Member] Market Comparable [Member] Private Equity Fund, Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Minimum [Member] Market Comparable [Member] Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Minimum [Member] Cash Flow Hedging [Member] Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Maximum [Member] Market Comparable [Member] Private Equity Fund, Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Maximum [Member] Market Comparable [Member] Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Maximum [Member] Cash Flow Hedging [Member] Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Weighted Average [Member] Market Comparable [Member] Private Equity Fund, Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 EURIBOR [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 EURIBOR [Member] Minimum [Member] Asset-backed Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 EURIBOR [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 EURIBOR [Member] Maximum [Member] Asset-backed Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 LIBOR [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 LIBOR [Member] Minimum [Member] Asset-backed Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member] Asset-backed Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 LIBOR [Member] Weighted Average [Member] Asset-backed Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2011 Private Equity Funds [Member]	Dec. 31, 2012 Private Equity Fund Of Funds [Member]	Dec. 31, 2011 Private Equity Fund Of Funds [Member]	Dec. 31, 2012 Discounted Cash Flow Valuation Technique [Member] Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Discounted Cash Flow Valuation Technique [Member] Weighted Average [Member] Real Estate Investment [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Investments, Fair Value Disclosure							$ 232.9	$ 5.3	$ 232.9
Private Equity Fund Assets			125.0	138.2	94.1	126.7				503.5	559.5
Derivative EBITDA Multiple																	0.00%			0.00%
Derivative Revenue Multiple																	100.00%			400.00%			190.00%
Derivative Discount Rate																	15.00%		6.75%	50.00%		7.00%	27.50%															6.86%
Derivative Exit Capitalization Rate																		0.00%	7.00%		0.00%	7.25%																7.11%
In Place And Market Rent Rates																		0	218		0	397
Derivative Revenue Growth Rate																			0.00%			2.18%
Derivative Stabilized Occupancy Rate																																						95.00%
Derivative Expense Growth Rate																																					1.00%
Fair Value Inputs, Probability of Default																								1.80%	3.00%	5.00%	5.00%	1.10%	1.00%	3.00%	3.00%
Derivative, Basis Spread on Variable Rate																									3.25%		19.20%		1.30%		16.32%	3.23%
Real Estate Investments, Net					5.3
Liabilities	$ 8,443.4	$ 10,209.4										$ 3,899.4	$ 5,512.9	$ 3,899.4	$ 5,512.9
Private Equity Funds, Weighted Average Remaining Term																																	1 year	0 years 4 days	2 years 8 months 13 days	3 years